Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Debt [Abstract]
Schedule of borrowings
Borrowings consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
Short-term bank borrowings	310,587	430,174
Long-term bank borrowings due within one year	72	14,670
Total short-term borrowings	310,659	444,844

Long-term borrowings	5,659	127,881
Less: long-term borrowings due within one year	(72)	(14,670)
Less: capitalization of debt issuance costs	—	(1,392)
Total long-term borrowings	5,587	111,819
Borrowings as of December 31, 2025 and June 30, 2026 were secured by the following:

December 31, 2025

Short-term borrowings	Secured by
310,587	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
5,659	Unsecured borrowing.
316,246
June 30, 2026

Short-term borrowings	Secured by
430,174	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
8,766	Unsecured borrowing.
119,115	Secured by a pledge over 100% of the equity interests in Hubei Qiguang. Hubei Qiguang also provided an irrevocable joint and several guarantee in respect of the obligations of the Group under the Loan Agreement.
558,055

Schedule of maturities of borrowings
As of June 30, 2026, the aggregate maturities of long-term borrowings (including current portion) outstanding were as follows:

Amount
US$
Year ending June 30, 2027	14,670
Year ending June 30, 2028	17,690
Year ending June 30, 2029	14,732
Year ending June 30, 2030	17,678
Year ending June 30, 2031	17,678
Thereafter	45,433
Total long-term borrowings (including current portion)	127,881